Gregory J. Schmitt (214) 855-4035 gschmitt@jenkens.com	Jenkens & Gilchrist A PROFESSIONAL CORPORATION 1445 ROSS AVENUE SUITE 3700 DALLAS, TEXAS 75202 (214) 855-4500 FACSIMILE (214) 855-4300 www.jenkens.com	AUSTIN, TEXAS (512) 499-3800 CHICAGO, ILLINOIS (312) 425-3900 HOUSTON, TEXAS (713) 951-3300 LOS ANGELES, CALIFORNIA (310) 820-8800 SAN ANTONIO, TEXAS (210) 246-5000 WASHINGTON, D.C. (202) 326-1500

March 8, 2006

Securities and Exchange Commission

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C. 20549

Re:	Shanghai Century Acquisition Corporation

Registration Statement on Form F-1

Filed December 12, 2005

File No. 333-130260

Ladies and Gentlemen:

On behalf of Shanghai Century Acquisition Corporation, a corporation organized under the laws of the Cayman Islands (the “Company” or “Shanghai”), we hereby file through EDGAR with the Securities and Exchange Commission (the “Commission”) a complete copy of Amendment No. 2 to the Registration Statement on Form F-1 of Shanghai (the “Amended F-1”), including exhibits.

We supplementally advise the staff that the Prospectus which is part of the Amended F-1 has been revised to correct and conform non-substantive items, to delete footnote (1) on the cover page and to revise certain disclosures in the Use of Proceeds section related to the non-accountable expense allowance for the underwriters and to add language to the Underwriting section related to the electronic distribution of the prospectus.

In addition to the above mentioned changes, Section 170, subsection (5) of the form of Amended and Restated Article of Association of the Company, which is filed as Exhibit 3.3 to the Amended F-1, has been revised to read as follows (the underlined portion represents language that has been added):

Jenkens & Gilchrist

A PROFESSIONAL CORPORATION

Securities and Exchange Commission

March 8, 2006

“(5) In the event that the Company does not consummate a Business Combination by the later of (i) 18 months after the consummation of the IPO or (ii) 24 months after the consummation of the IPO in the event that either a letter of intent, an agreement in principle or a definitive agreement to complete a Business Combination was executed but was not consummated within such 18 month period (such later date being referred to as the “Termination Date”), the Director shall take all such action necessary to dissolve and liquidate the Company within sixty days of the Termination Date. For the avoidance of doubt the Company shall in any event be wound up on the completion of sixty days from the Termination Date. In the event that the Company is so dissolved and liquidated, only the holders of IPO Shares shall be entitled to receive liquidating distributions and the Company shall pay no liquidating distributions with respect to any other outstanding securities of the Company.”

If any members of the Staff have any questions concerning the enclosed materials or desire further information or clarification in connection therewith, he or she should contact the undersigned at (214) 855-4305.

Very truly yours,

/s/ Gregory J. Schmitt

Gregory J. Schmitt

GJS:jam

Enclosures